Offerings - Offering: 1	Jul. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.75 per share
Amount Registered | shares	61,535
Proposed Maximum Offering Price per Unit	153.02
Maximum Aggregate Offering Price	$ 9,416,085.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,441.60
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the accompanying registration statement on Form S-3 (the "Registration Statement") filed by Chevron Corporation ("Chevron") of which this Exhibit 107 is a part. Note 1(a) The Registration Statement registers offers and sales of 61,535 shares of Chevron common stock issuable to former employees, former directors and other former service providers (collectively, the "Former Employees") of Hess who were granted certain awards of nonqualified stock options of Hess prior to the effective time of the Merger, and which have been assumed by Chevron in connection with the Merger. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of Chevron common stock being registered shall be adjusted to include any additional shares of Chevron common stock that may become issuable as a result of stock splits, stock dividends or similar transactions in accordance with the anti-dilution provisions of the Assumed Equity Plans and agreements evidencing outstanding awards thereunder. Note 1(b) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The price per share of Chevron common stock is based on the average of the high and low prices reported for a share of Chevron common stock on the New York Stock Exchange on July 14, 2025.